12. Debt (Details Narrative) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended		9 Months Ended	11 Months Ended		12 Months Ended
	Jan. 13, 2020	Jul. 09, 2019	Jan. 15, 2019	Jan. 03, 2018	Dec. 17, 2020	Mar. 02, 2020	Mar. 16, 2020	Jun. 30, 2020	Jun. 20, 2016	Aug. 07, 2020	Aug. 06, 2020	Oct. 02, 2020	Nov. 30, 2020	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt face amount															$ 373,587
Proceeds from convertible debt															4,143,500	$ 600,000
Derivative expense															0	42,140
Gain (loss) on extinguishment of debt															(1,312,983)	(363,468)
Bridge Notes [Member]
Convertible debt, gross															373,587
Unamortized discount															75,593
Unsecured Convertible Redeemable Note [Member]
Debt face amount		$ 100,000
Debt maturity date		Jul. 09, 2020
Proceeds from convertible debt		$ 95,000
Debt Instrument, Fee		$ 5,000
Debt interest rate		10.00%
Beneficial conversion feature		$ 51,730
Fair value of the derivative		85,410
Derivative expense		42,140
Unamortized discount		$ 43,270
Unsecured Convertible Redeemable Note [Member] | Lender Conversion [Member]
Debt converted, amount converted	$ 100,000					$ 13,636		$ 23,503				$ 52,861
Debt converted, interest converted	$ 5,000					$ 1,364		$ 2,545				$ 1,527
Debt converted, shares issued	259,300					249,285		650,000				1,535,507
10% Unsecured Convertible Redeemable Note [Member]
Convertible debt, gross															0
10% Secured Convertible Notes [Member] | Notes 2017 [Member]
Convertible debt, gross															$ 0
Proceeds from convertible debt																		$ 601,223
Debt interest rate															10.00%			10.00%
Stock issued as inducement to lend, shares																		150,305
Stock issued as inducement to lend, value																		$ 78,321
Unamortized discount															$ 0			$ 60,122
10% Secured Convertible Notes [Member] | Notes 2017 [Member] | Series B Preferred Stock [Member]
Debt converted, amount converted											$ 211,223		$ 111,250
Debt converted, shares issued											331,954		158,000
10% Secured Convertible Notes [Member] | Notes 2018 [Member]
Convertible debt, gross															97,250
Proceeds from convertible debt																	$ 1,313,485
Stock issued as inducement to lend, shares																	328,371
Stock issued as inducement to lend, value																	$ 198,259
Unamortized discount															0		131,348
10% Secured Convertible Notes [Member] | Notes 2018 [Member] | Series B Preferred Stock [Member]
Debt converted, amount converted											$ 200,000
Debt converted, shares issued											316,000
10% Secured Convertible Notes [Member] | Notes 2018 [Member]
Convertible debt, gross															56,000
Proceeds from convertible debt																	$ 356,000
Debt interest rate																	10.00%
Stock issued as inducement to lend, shares																	203,000
Stock issued as inducement to lend, value																	$ 62,269
Unamortized discount															0		$ 71,200
12% Secured Convertible Notes [Member] | Newbridge Offering [Member]
Convertible debt, gross															52,572	289,143
Debt face amount														$ 552,000
Debt interest rate														12.00%
Stock issued with debt, shares														730,974
Unamortized discount															0	161,864
12% Secured Convertible Notes [Member] | Original TDH Notes [Member]
Debt face amount									$ 4,000,000
Debt maturity date									Jul. 01, 2018
Debt interest rate									5.00%
12% Secured Convertible Notes [Member] | Original TDH Notes [Member] | First Amendment [Member]
Debt maturity date				Jul. 01, 2019
Debt interest rate				10.00%
Stock issued as inducement to lend, shares				800,000
Stock issued as inducement to lend, value				$ 480,000
12% Secured Convertible Notes [Member] | Original TDH Notes [Member] | Second Amendment [Member]
Debt maturity date			Apr. 02, 2020
Stock issued as inducement to lend, shares			800,000
Stock issued as inducement to lend, value			$ 220,000
Gain (loss) on extinguishment of debt																$ (363,468)
12% Secured Convertible Notes [Member] | Original TDH Notes [Member] | Third Amendment [Member]
Convertible debt, gross							$ 1,000,000								882,175
Accrued interest							$ 361,767
Debt maturity date							Jun. 30, 2021
Debt interest rate							12.00%
12% Secured Convertible Notes [Member] | TDH Secured Notes [Member]
Convertible debt, gross															1,654,393
Debt face amount							$ 3,000,000
Debt maturity date							Mar. 16, 2024
Debt interest rate							12.00%
Stock issued with debt, shares							6,000,000
Stock issued with debt, value							$ 420,000
Unamortized discount															202,782
12% Secured Convertible Notes [Member] | TDH Secured Notes [Member] | Series B Preferred Stock [Member]
Debt converted, amount converted											$ 1,101,000		$ 99,633
Debt converted, shares issued											1,739,580		158,000
12% Secured Convertible Notes [Member] | Additional Secured Notes [Member]
Convertible debt, gross															260,315
Debt face amount							$ 1,060,000
Debt maturity date							Mar. 16, 2024
Debt interest rate							12.00%
Stock issued with debt, shares							2,120,000
Stock issued with debt, value							$ 148,000
Unamortized discount															$ 62,976
12% Secured Convertible Notes [Member] | Additional Secured Notes [Member] | Series B Preferred Stock [Member]
Debt converted, amount converted										$ 782,500
Debt converted, shares issued										1,236,350
EMA Financial, LLC [Member] | Securities Purchase Agreement [Member] | Bridge Notes [Member]
Debt face amount													$ 260,000
Investment													$ 234,000
Quick Capital, LLC [Member] | Note Purchase Agreement [Member] | Bridge Notes [Member]
Debt face amount					$ 113,587
Investment					100,000
Beneficial conversion feature					$ 12,621
Warrant issued, shares					1,183,197
Fair value of warrants issued					$ 33,056